ACQUISITION OF KANAB CORP (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS	The following summarizes the acquired intangible assets:
	October 31,	July 31,
	2021	2021
Intangible assets	$11,500	$11,500
Accumulated amortization	(1,497)	(914)
	$10,003	$10,586
The following summarizes the acquired intangible assets:
Intangible assets	$11,500
Accumulated amortization	(914)
$10,586